Note 19 Other assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Other assets [Line Items]
Inventories	€ 1,331	€ 1,307
Items in course of collection from other banks	376	182
Other Assets Accruals	2,723	2,101
Other assets other items	1,543	1,395
Other assets	5,973	4,985
Other liabilities [Line Items]
Other Liabilities Transactions In Progress	294	346
Other Liabilities Accruals	3,666	3,463
Other items liabilities	3,434	1,900
Other liabilities	€ 7,394	€ 5,709